Financial instruments portfolio (Details) € in Thousands, R$ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 69,969		R$ 40,945
Borrowings	4,521,503		189,427
1st [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings	1,000
2nd [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings	R$ 1,500
Interest Rate CDI [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, adjustment to interest rate basis	0.90%	0.90%
Borrowings, interest rate	100.00%	100.00%
Interest Rate CDI [Member] | Not later than one year [member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, interest rate	107.00%	107.00%
Borrowings agreement | €		€ 100,000
Interest Rate CDI [Member] | 1st [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, adjustment to interest rate basis	0.68%	0.68%
Borrowings, interest rate	100.00%	100.00%
Interest Rate CDI [Member] | 2nd [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, adjustment to interest rate basis	0.67%	0.67%
Borrowings, interest rate	100.00%	100.00%
SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 7,390,129		(1,618,608)
Borrowings	R$ 700,000
SWAP | Not later than one year [member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings				R$ 40,000
SWAP | Interest Rate CDI [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, interest rate	109.90%	109.90%
Financial instruments - notional value [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 3,276,352		207,608
Financial instruments - notional value [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	300,046
Financial instruments - notional value [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	650,974
Liabilities [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	3,275,099		189,427
Liabilities [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	252,287
Liabilities [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	643,949
Financial instrument [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	1,253		18,181
Financial instrument [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	47,760
Financial instrument [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,024
Fair value [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,127)		17,631
Fair value [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	47,986
Fair value [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	11,611
MTM [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,380		R$ 550
MTM [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(227)
MTM [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ (4,587)